Equity (Details) - Schedule of stock options outstanding - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity (Details) - Schedule of stock options outstanding [Line Items]
Options Outstanding, Number Outstanding (in Shares)	1,224,196	1,250,004
Options Outstanding, Weighted-Average Contractual Life in Years	4 years 1 month 17 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 17.66
Options Exercisable, Number Exercisable (in Shares)	862,478
Options Exercisable, Weighted-Average Exercise Price	$ 18.55
Options Outstanding, Aggregate intrinsic value (in Dollars)	$ 0
Options Exercisable, Aggregate intrinsic value (in Dollars)	$ 0
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	3 years 9 months 25 days
$0.76 - $19.66 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	$ 9.32
Range of Exercise Prices (Upper)	$ 11.45
Options Outstanding, Number Outstanding (in Shares)	178,629
Options Outstanding, Weighted-Average Contractual Life in Years	9 years 3 months 18 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 10.38
Options Exercisable, Number Exercisable (in Shares)	116,911
Options Exercisable, Weighted-Average Exercise Price	$ 9.81
$19.96 - $23.41 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	11.52
Range of Exercise Prices (Upper)	$ 19.61
Options Outstanding, Number Outstanding (in Shares)	473,197
Options Outstanding, Weighted-Average Contractual Life in Years	4 years 11 months 4 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 16.15
Options Exercisable, Number Exercisable (in Shares)	173,197
Options Exercisable, Weighted-Average Exercise Price	$ 15.70
$24.66 - $91.56 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	19.66
Range of Exercise Prices (Upper)	$ 22.47
Options Outstanding, Number Outstanding (in Shares)	469,400
Options Outstanding, Weighted-Average Contractual Life in Years	1 year 9 months 10 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 20.47
Options Exercisable, Number Exercisable (in Shares)	469,400
Options Exercisable, Weighted-Average Exercise Price	$ 20.47
$103.36 - $120.51 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	23.41
Range of Exercise Prices (Upper)	$ 27.83
Options Outstanding, Number Outstanding (in Shares)	102,970
Options Outstanding, Weighted-Average Contractual Life in Years	2 years 1 month 24 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 24.50
Options Exercisable, Number Exercisable (in Shares)	102,970
Options Exercisable, Weighted-Average Exercise Price	$ 24.50